Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Details of investment properties
(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Acquisition cost	418,775	510,990
Accumulated depreciation	(30,982)	(38,136)
Accumulated impairment losses	(86)	(86)

Net carrying value	387,707	472,768

Changes in investment properties
(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Beginning balance	387,464	389,495	387,707
Acquisition	—	—	99,234
Disposal	—	(1,206)	—
Depreciation	(2,809)	(3,925)	(5,398)
Transfer	6,095	7,153	(2,098)
Foreign currencies translation adjustments	(1,255)	(3,810)	(6,677)

Ending balance	389,495	387,707	472,768

Lease payments expected to be received in the future under lease contracts
(5)	The lease payments expected to be received in the future under lease contracts relating to investment properties as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Lease payments:
Within a year	12,368	14,784
More than 1 year and within 2 years	8,481	8,214
More than 2 years and within 3 years	5,320	3,744
More than 3 years and within 4 years	3,201	3,172
More than 4 years and within 5 years	2,634	2,994
More than 5 years	2,568	2,944

Total	34,572	35,852